Promissory and Convertible Notes (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended
	Aug. 21, 2024	Jul. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Short-Term Debt [Line Items]
Gain (Loss) on Extinguishment of Debt			$ (685,151)	$ 0	$ (685,151)	$ 0
July Notes [Member] | Red Cat [Member]
Short-Term Debt [Line Items]
Interest rate		8.00%
Maturity date		Nov. 30, 2025
August Notes [Member] | Two Exchange Agreement [Member]
Short-Term Debt [Line Items]
Interest rate	4.00%
Note, description	Pursuant to the exchange agreements, the Investors exchanged the $4,000,000 of July Notes for an aggregate of (i) $3,000,000 for the August Notes, (ii) 210 shares of Series C preferred stock, which converts into 630,000 shares of the Company’s common stock, and (iii) 630,000 warrants with a five-year term and an exercise price of $1.99 per share, subject to certain adjustments.
Debt Instrument, Convertible, Conversion Price	$ 1.99
Gain (Loss) on Extinguishment of Debt			685,151		685,151
Interest Expense, Debt					101,619
Debt Instrument, Increase, Accrued Interest					5,004
Red Cat [Member]
Short-Term Debt [Line Items]
Additional purchase price		$ 2,000,000
Fair Value Related Warrant Liability [Member] | August Notes [Member] | Two Exchange Agreement [Member]
Short-Term Debt [Line Items]
Gain (Loss) on Extinguishment of Debt	$ 315,303
Fair Value Related To Derivative Liability [Member] | August Notes [Member] | Two Exchange Agreement [Member]
Short-Term Debt [Line Items]
Gain (Loss) on Extinguishment of Debt	347,947
Cash Fees Paid For Legal Costs [Member] | August Notes [Member] | Two Exchange Agreement [Member]
Short-Term Debt [Line Items]
Gain (Loss) on Extinguishment of Debt	$ 21,901
Fat Shark And Rotor Riot [Member]
Short-Term Debt [Line Items]
Issuance of convertible promissory note			$ 2,000,000		$ 2,000,000